DIVIDENDS PAID AND PROPOSED	6 Months Ended
Jun. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
DIVIDENDS PAID AND PROPOSED
DIVIDENDS PAID AND PROPOSED
On February 25, 2019, the Company announced that the VEON's Board of Directors had approved a final dividend of US 17 cents per share, bringing total 2018 dividends to US 29 cents per share. The record date for the Company’s shareholders entitled to receive the final dividend payment was March 8, 2019. The final dividend was paid on March 20, 2019. The Company made appropriate tax withholdings of up to 15% when the dividend was paid to the Company’s share depositary, The Bank of New York Mellon. For ordinary shareholders at Euronext Amsterdam, the final dividend of US 17 cents was paid in euro.